SP SmallCap 600 Pure Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
S&P SmallCap 600® Pure Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.76%	14.20%	9.65%
SP SmallCap 600 Pure Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.77%	12.03%	7.65%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The S&P SmallCap 600® Pure Value Index includes only those components of the S&P SmallCap 600® Index that exhibit strong value characteristics (measured using the ratios of book value, earnings, and sales to price), and weights them by value score. The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market. The S&P SmallCap 600® Index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.